Cash Flow Detail - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	€ (115)	€ 13,369	€ 81
Payments on investments in companies, net of cash and cash equivalents acquired	(1,628)	(414)	(79)
Grupo Oi Mobile Business
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(986)	0	0
Incremental
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(178)	0	0
BE-terna
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(328)	0	0
Cancom Ltd.
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	(374)	0
UGG TopCo GmbH & Co KG
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(50)	(27)	0
Others
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(86)	(13)	(79)
VMO2
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	(256)	5,872	0
Telxius Towers
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	2	7,434	0
Telxius Towers - Tax
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	0	(917)	0
Telefónica de Costa Rica TC, S.A.
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	(15)	442	0
InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	0	479	0
Tax Associated with Sale of InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	(124)	0	0
Telefónica El Salvador
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	116	0	0
Fiber Assets in Colombia
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	55	0	0
Telfin Ireleand
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	35	35	0
Tax associated with the sales of operating businesses in Guatemala, Nicaragua and Panama in Telefónica Centroamérica Inversiones, S.L.
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	71
Others
Continuing And Discontinued Operations [Line Items]
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 72	€ 24	€ 10